SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
Restricted ordinary shares
SHARE-BASED COMPENSATION
Schedule of share-based compensation expenses recognized

	For the year ended
	December 31,
	2017	2018
	RMB	RMB
Research and development expenses	13,045,853	18,371,203
General and administrative expenses	46,185,090	207,871,076
Total restricted ordinary shares compensation expense	59,230,943	226,242,279

Unvested restricted share units
SHARE-BASED COMPENSATION
Summary of the restricted share units activities

	For the year ended
	December 31,
	2018	2019
	RMB	RMB
Cost of revenues	—	36,332
Selling and marketing expenses	—	2,185,586
Research and development expenses	—	1,146,846
General and administrative expenses	375,123	4,233,758
Total share option compensation expense	375,123	7,602,522

Amended 2016 Plan
SHARE-BASED COMPENSATION
Summary of the share options activities

			Weighted
		Weighted	remaining
	Number of	average exercise	contractual	Aggregate
	share	price	years	intrinsic value
		US$		US$
Outstanding at January 1, 2019	5,314,246	0.17
Granted	4,180,000	3.43
Exercised	(742,840)	0.19
Forfeited	(69,050)	0.20
Outstanding at December 31, 2019	8,682,356	1.74	8.18	21,950,316
Exercisable as of December 31, 2019	2,387,959	0.19	6.44	9,738,313

Schedule of stock option valuation allowance using the binomial option pricing model

Grant Date:	2017	2018	2019
Risk-free rate of return (per annum)	2.25% - 2.48%	2.78%-3.13%	1.90%
Volatility	51.7% - 54.4%	49.9%-50.9%	47.9%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.2	2.2	2.2-2.8
Fair value of underlying ordinary share	US$0.44 - US$1.22	US$2.05 - US$4.10	US$3.425
Expected term (in years)	10	10	10

Schedule of share-based compensation expenses recognized

	For the year ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cost of revenues	253,545	246,947	255,679
Selling and marketing expenses	1,611,160	2,124,728	2,471,725
Research and development expenses	832,782	955,538	3,060,263
General and administrative expenses	598,668	2,392,740	6,232,590
Total share option compensation expense	3,296,155	5,719,953	12,020,257

Amended 2016 Plan | Restricted ordinary shares
SHARE-BASED COMPENSATION
Summary of the restricted share units activities

		Weighted
		average grant
	Number of	date fair
	shares	value
		US$
Unvested as of January 1, 2019	100,000	4.33
Granted	1,694,600	3.62
Vested	(50,000)	4.33
Forfeited	—	—
Unvested as of December 31, 2019	1,744,600	3.64

2018 Plan
SHARE-BASED COMPENSATION
Schedule of share-based compensation expenses recognized

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cost of revenues	253,545	246,947	292,011
Selling and marketing expenses	1,611,160	2,124,728	4,657,311
Research and development expenses	13,878,635	52,864,313	4,207,109
General and administrative expenses	46,783,758	210,638,939	10,466,348
Total share-based compensation expense	62,527,098	265,874,927	19,622,779